Shareholders' Equity (Details)											1 Months Ended			12 Months Ended				25 Months Ended
	Jul. 22, 2020	Apr. 23, 2020	Apr. 02, 2020	Nov. 05, 2019 USD ($)	Nov. 05, 2019 USD ($)	Sep. 26, 2019	Dec. 19, 2018 USD ($)	Aug. 21, 2018	Jun. 03, 2018 USD ($) shares	Jun. 03, 2018 ₪ / shares	Aug. 21, 2021	Dec. 26, 2019	Aug. 21, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) ₪ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 26, 2021	Sep. 15, 2020 shares	Jan. 28, 2020 shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description													The Company’s ordinary shares are traded on the TASE, and, commencing August 21, 2018, the Company’s ADSs are traded on the Nasdaq under the symbol “SFET.” Each ADS represents 40 ordinary shares. The last reported market price for the Company’s securities on December 31, 2020 was $1.42 per ADS on the Nasdaq and $0.037 per share on the TASE
Deductible issuance expenses | $																	$ 3,500,000
Private offerings description														the Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between NIS 0.88-6.00 per share, according to the terms of the relevant issuance.
Additional warrants														74,985
Public offering, description								the Company completed an underwritten public offering on the Nasdaq of 25,522 units comprised of 25,522 ADSs at a price of $287 per ADS, 25,522 Series A warrants to purchase up to 38,278 ADSs with an exercise price of $287 per ADS, and 25,522 Series B warrants to purchase up to a maximum of 59,670 ADSs. The Company received aggregate gross proceeds of approximately $7.335 million from the offering.
Warrant description														all the April 2020 Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 3,059,000 April 2020 Warrants were exercised into 3,059,000 ADSs in exchange for an aggregate exercise amount of approximately $3.7 million.
Issuance expense | $																$ 185,000
Underwritten public offering, description		The offering consisted of ((i) 858,600 units (the “April 2020 Units”) of ADS and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the “April 2020 Pre-Funded Units”), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one Warrant. Each April 2020 Unit was sold at a price of $1.10 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 1,145,415 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.		The offering consisted of (i) 121,400 units (the “November 2019 Units”) of ADSs and warrants to purchase 1.5 ADSs per warrant (the “November 2019 Warrants”), with each November 2019 Unit consisting of one ADS and one November 2019 Warrant, and (ii) 378,500 pre-funded units (the “November 2019 Pre-Funded Units”), with each November 2019 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a “November 2019 Pre-Funded Warrant”) and a November 2019 Warrant.									the Company granted the underwriter a 45-day option to purchase up to 3,828 additional ADSs and Series A warrants to purchase up to an additional 5,742 ADSs and Series B warrants to purchase up to an additional 5,742 ADS. The underwriter did not exercise the option.
Underwriter warrants to purchase														1,276
Granted exercise amount | $														$ 287,000	$ 287,000
Term of warrants														5 years
American depository shares related, description							the Reset Price of the Series B Warrants was set at $86.10 per ADS. As a result, the Series B Warrants holders are entitled to an additional 59,670 ADSs subject to payment of an exercise price of $0.001 per ADS. The exercise period is unlimited. A total of 12,275 ADSs resulting from the Series B Warrants’ Reset Price calculations were not registered with the U.S. Securities and Exchange Commission (“SEC”).					Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance.
ADS exercised																58,231
Unexercised balance																1,431
Fair value of the financial liability | $							$ 3,479,000
Additional underwritten public offering | $				$ 3.5	$ 3.5
Sale of stock					Each November 2019 Unit was sold at a price of $7.00 per unit, and each November 2019 Pre-Funded Unit was sold at a price of $7.00 per unit, including the November 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The November 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The November 2019 Warrants have a per ADS exercise price of $7.70 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.
Pre-funded units related, description														As of December 31, 2019, all November 2019 Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS, as well as 10,000 warrants that were exercised in an aggregate amount of $77 thousand. 3. On December 26, 2019, the Company completed the December 2019 Registered Direct Offering of $1,668 thousand, before deducting offering expenses. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the “December 2019 Pre-Funded Warrants”). Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance. For accounting purposes, the Company recognized financial liability in respect of the December 2019 Warrants. These warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received. The equity components are not re-measured in subsequent periods. Issuance expenses of $185 thousand in 2019 were allocated on a pro-rata basis to the three components mentioned above. 4. On April 2, 2020, the Company completed a registered direct offering of $720 thousand, before deducting offering expenses. The offering consisted of 450,000 ADSs at a price per ADS of $1.60. 5. On April 23, 2020, the Company completed an additional underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 858,600 units (the “April 2020 Units”) of ADS and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the “April 2020 Pre-Funded Units”), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one Warrant. Each April 2020 Unit was sold at a price of $1.10 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 1,145,415 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option. As of December 31, 2020, all the April 2020 Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 3,059,000 April 2020 Warrants were exercised into 3,059,000 ADSs in exchange for an aggregate exercise amount of approximately $3.7 million. 6.
Registered direct offering, description			The offering consisted of 450,000 ADSs at a price per ADS of $1.60.															the Company completed the December 2019 Registered Direct Offering of $1,668 thousand, before deducting offering expenses. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the “December 2019 Pre-Funded Warrants”).
Registered direct equity offering, description	The offering included the issuance of 3,075,000 ADSs at a purchase price of $1.40 per ADS, and 1,145,000 pre-funded warrants (the “July 2020 Pre-Funded Warrants”). The July 2020 Pre-Funded Warrants were sold at a price of $1.40 each, including the July 2020 Pre-Funded Warrant exercise price of $0.001 per full ADS. The July 2020 Pre-Funded Warrants will be exercisable at any time after the date of issuance upon payment of the exercise price. The offering resulted in gross proceeds to the Company of approximately $5.9 million.
Pre-Funded Warrants														1,145,000	1,145,000
Aggregate exercise amount | $														$ 1,000
Reverse stock split, description						the Company’s shareholders approved a reverse split of the share capital of the Company by a ratio of up to 20:1, to be effective at the ratio and date to be determined by the Company’s Board of Directors (the “Board of Directors”). On October 2, 2019, the Board of Directors resolved that the final ratio will be 20:1, which became effective on October 21, 2019 (the “Reverse Split”).
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Additional ordinary shares																				1,250,000,000
Number of shares, authorized														3,000,000,000	3,000,000,000	250,000,000			1,500,000,000
Private Offering [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued									20,823
Exercise price | ₪ / shares										₪ 6.0
Antidilution rights | $									$ 34,000
Additional warrants									645
Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued														289,079
Exercise price | ₪ / shares															$ 6.0
Antidilution rights | $														$ 481,000
Additional warrants														745
Series A warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrant description											The Series A warrants have a term of six years, are exercisable immediately and have an exercise price of $287 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date (the “Reset Price”), is lower than $287. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.02 per ADS, with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of the offering divided by the Reset Price, less any ADSs issued to such holder at the closing of the offering. In no event shall the Reset Price be less than $86.10, subject to customary adjustments for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions. In the event the right to purchase additional ADSs is not triggered on the 120th day after issuance, the Series B warrants will expire immediately.
Series B warrants [Member]
Shareholders' Equity (Details) [Line Items]
Issuance expense | $																	$ 1,300,000